Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2019
Cumulative Other Comprehensive Income Balances [Abstract] [Abstract]
Summary of Other Comprehensive Income
Table 26.1 provides the components of other comprehensive income (OCI), reclassifications to net income by income statement line item, and the related tax effects.

Table 26.1: Summary of Other Comprehensive Income

	Year ended December 31,
	2019			2018			2017
(in millions)	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax
Debt securities (1):
Net unrealized gains (losses) arising during the period	$5,439	(1,337)	4,102	(4,493)	1,100	(3,393)	2,719	(1,056)	1,663
Reclassification of net (gains) losses to net income:
Interest income on debt securities (2)	263	(65)	198	357	(88)	269	198	(75)	123
Net gains on debt securities	(140)	34	(106)	(108)	27	(81)	(479)	181	(298)
Net gains from equity securities (3)	—	—	—	—	—	—	(456)	172	(284)
Other noninterest income	(1)	—	(1)	(1)	—	(1)	—	—	—
Subtotal reclassifications to net income	122	(31)	91	248	(61)	187	(737)	278	(459)
Net change	5,561	(1,368)	4,193	(4,245)	1,039	(3,206)	1,982	(778)	1,204
Derivatives and hedging activities:
Fair Value Hedges:
Change in fair value of excluded components on fair value hedges (4)	(3)	1	(2)	(254)	63	(191)	(253)	95	(158)
Cash Flow Hedges:
Net unrealized losses arising during the period on cash flow hedges	(21)	5	(16)	(278)	67	(211)	(287)	108	(179)
Reclassification of net (gains) losses to net income:
Interest income on loans	291	(72)	219	292	(72)	220	(551)	208	(343)
Interest expense on long-term debt	8	(2)	6	2	—	2	8	(3)	5
Subtotal reclassifications to net income	299	(74)	225	294	(72)	222	(543)	205	(338)
Net change	275	(68)	207	(238)	58	(180)	(1,083)	408	(675)
Defined benefit plans adjustments:
Net actuarial and prior service gains (losses) arising during the period	(40)	10	(30)	(434)	106	(328)	49	(12)	37
Reclassification of amounts to noninterest expense and employee benefits (5):
Amortization of net actuarial loss	141	(35)	106	127	(31)	96	150	(57)	93
Settlements and other	(8)	5	(3)	126	(29)	97	3	2	5
Subtotal reclassifications to noninterest expense and employee benefits	133	(30)	103	253	(60)	193	153	(55)	98
Net change	93	(20)	73	(181)	46	(135)	202	(67)	135
Foreign currency translation adjustments:
Net unrealized gains (losses) arising during the period	73	(2)	71	(156)	1	(155)	96	3	99
Net change	73	(2)	71	(156)	1	(155)	96	3	99
Other comprehensive income (loss)	$6,002	(1,458)	4,544	(4,820)	1,144	(3,676)	1,197	(434)	763
Less: Other comprehensive loss from noncontrolling interests, net of tax			—			(2)			(62)
Wells Fargo other comprehensive income (loss), net of tax			$4,544			(3,674)			825

(1)
The year ended December 31, 2017, includes net unrealized gains (losses) arising during the period from equity securities of $81 million and reclassification of net (gains) losses to net income related to equity securities of $(456) million. In connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, the years ended December 31, 2018, and December 31, 2019, reflect net unrealized gains (losses) arising during the period and reclassification of net (gains) losses to net income from only debt securities.

(2)	Represents net unrealized gains and losses amortized over the remaining lives of securities that were transferred from the available-for-sale portfolio to the held-to-maturity portfolio.

(3)
Net gains from equity securities is presented for table presentation purposes. After our adoption of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities on January 1, 2018, this line will not contain balances as realized and unrealized gains and losses on marketable equity investments will be recorded in earnings.

(4)
Represents changes in fair value of cross-currency swaps attributable to changes in cross-currency basis spreads, which are excluded from the assessment of hedge effectiveness and recorded in other comprehensive income.

(5)
Effective January 1, 2018, we adopted ASU 2017-07 – Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. Accordingly, 2018 and 2019 balances are reclassified to other noninterest expense on the consolidated statement of income. For 2017 these balances were reclassified to employee benefits.

Cumulative OCI Balances
Table 26.2 provides the cumulative OCI balance activity on an after-tax basis.

Table 26.2: Cumulative OCI Balances

(in millions)	Debt securities (1)	Fair value hedges (2)	Cash flow hedges (3)	Defined benefit plans adjustments	Foreign currency translation adjustments	Cumulative other comprehensive income (loss)
Balance, December 31, 2016	$(1,099)	—	89	(1,943)	(184)	(3,137)
Transition adjustment (4)	—	169	(1)	—	—	168
Balance, January 1, 2017	(1,099)	169	88	(1,943)	(184)	(2,969)
Net unrealized gains (losses) arising during the period	1,663	(158)	(179)	37	99	1,462
Amounts reclassified from accumulated other comprehensive income	(459)	—	(338)	98	—	(699)
Net change	1,204	(158)	(517)	135	99	763
Less: Other comprehensive income (loss) from noncontrolling interests	(66)	—	—	—	4	(62)
Balance, December 31, 2017	171	11	(429)	(1,808)	(89)	(2,144)
Transition adjustment (5)	(118)	—	—	—	—	(118)
Balance, January 1, 2018	53	11	(429)	(1,808)	(89)	(2,262)
Reclassification of certain tax effects to retained earnings (6)	31	2	(89)	(353)	9	(400)
Net unrealized losses arising during the period	(3,393)	(191)	(211)	(328)	(155)	(4,278)
Amounts reclassified from accumulated other comprehensive income	187	—	222	193	—	602
Net change	(3,175)	(189)	(78)	(488)	(146)	(4,076)
Less: Other comprehensive loss from noncontrolling interests	—	—	—	—	(2)	(2)
Balance, December 31, 2018	(3,122)	(178)	(507)	(2,296)	(233)	(6,336)
Transition adjustment (7)	481	—	—	—	—	481
Balance, January 1, 2019	(2,641)	(178)	(507)	(2,296)	(233)	(5,855)
Net unrealized gains (losses) arising during the period	4,102	(2)	(16)	(30)	71	4,125
Amounts reclassified from accumulated other comprehensive income	91	—	225	103	—	419
Net change	4,193	(2)	209	73	71	4,544
Less: Other comprehensive income (loss) from noncontrolling interests	—	—	—	—	—	—
Balance, December 31, 2019	$1,552	(180)	(298)	(2,223)	(162)	(1,311)

(1)
The year ended December 31, 2017, includes net unrealized gains (losses) arising during the period from equity securities of $81 million and reclassification of net (gains) losses to net income related to equity securities of $(456) million. In connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, the years ended December 31, 2018, and December 31, 2019, reflect net unrealized gains (losses) arising during the period and reclassification of net (gains) losses to net income from only debt securities.

(2)	Substantially all of the amounts for fair value hedges are foreign exchange contracts.

(3)	Substantially all of the amounts for cash flow hedges are foreign exchange contracts for the year-ended December 31, 2019, and interest rate contracts for the years ended December 31, 2018 and 2017.

(4)	Transition adjustment relates to our adoption of ASU 2017-12 – Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities.

(5)	The transition adjustment relates to our adoption of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities.

(6)
Represents the reclassification from other comprehensive income to retained earnings as a result of our adoption of ASU 2018-02 – Income Statement-Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income in third quarter 2018.

(7)
The transition adjustment relates to our adoption of ASU 2017-08 – Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. See Note 1 (Summary of Significant Accounting Policies) for more information.